BUSINESS COMBINATIONS (Details) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended				12 Months Ended										3 Months Ended		12 Months Ended			3 Months Ended		3 Months Ended			3 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($) year	Dec. 31, 2010 USD ($) year	Dec. 31, 2009 USD ($)	Jun. 05, 2009	Dec. 31, 2011 Customer lists year	Dec. 31, 2010 Customer lists year	Dec. 31, 2011 Technology year	Dec. 31, 2010 Technology year	Dec. 31, 2011 Match USD ($)	Dec. 31, 2010 Match USD ($)	Dec. 31, 2009 Match USD ($)	Dec. 31, 2011 Meetic USD ($)	Dec. 31, 2010 Meetic USD ($)	Sep. 30, 2011 Meetic	Sep. 30, 2011 Meetic Match USD ($)	Sep. 30, 2011 Meetic Match EUR (€)	Dec. 31, 2011 Meetic Match	Sep. 02, 2011 Meetic Match USD ($)	Dec. 31, 2009 Meetic Match	Sep. 30, 2011 Meetic Match Customer lists year	Sep. 02, 2011 Meetic Match Customer lists USD ($)	Sep. 30, 2011 Meetic Match Technology year	Sep. 02, 2011 Meetic Match Technology USD ($)	Sep. 02, 2011 Meetic Match Trade names USD ($)	Jun. 30, 2011 OkCupid Match USD ($)	Dec. 31, 2011 OkCupid Match USD ($)	Jan. 20, 2011 OkCupid Match USD ($)
Business Combination
Ownership interest acquired (as a percent)												27.00%										54.00%					27.00%
Shares acquired																										12.5
Voting interest after acquisition of additional shares (as a percent)																										79.00%
Consideration for shares acquired pursuant to tender offer																										$ 272,032,000
Ownership interest after acquisition of additional shares (as a percent)																							81.00%	81.00%	81.00%
Revenue	596,943,000	516,884,000	485,404,000	460,213,000	451,427,000	412,966,000	394,244,000	378,178,000	2,059,444,000	1,636,815,000	1,346,695,000						518,027,000	400,723,000	342,598,000	46,100,000
Deferred revenue	126,297,000				78,175,000				126,297,000	78,175,000										32,600,000
Net loss	(46,164,000)	(64,051,000)	(43,142,000)	(18,220,000)	(83,196,000)	(17,645,000)	(12,835,000)	19,324,000	(171,577,000)	(94,352,000)	979,912,000									8,600,000
Equity in losses of unconsolidated affiliates, loss on adjustment to acquisition-date fair value																							11,700,000
Currency translation adjustments reclassified out of accumulated other comprehensive income to earnings																							3,200,000
Percentage of interest of noncontrolling interest																										19.00%
Tender offer price (in euros per share)																								€ 15.00
Fair value at date of acquisition
Shares acquired pursuant to tender offer																										272,032,000
Fair value of Equity method investment in Meetic																										132,652,000
Noncontrolling interests, including the fair value of unvested stock awards attributable to pre-acquisition services																										101,487,000
Total fair value at date of acquisition																										506,171,000
Allocation of the purchase price
Cash and cash equivalents																										74,562,000
Other current assets																										22,356,000
Property and equipment																										9,269,000
Goodwill																										313,314,000
Intangible assets																										162,493,000
Other assets																										40,800,000
Total assets																										622,794,000
Current liabilities																										(49,382,000)
Current deferred tax liability																										(12,289,000)
Other liabilities																										(2,575,000)
Non-current deferred tax liabilities																										(52,377,000)
Net assets																										506,171,000
Intangible assets with indefinite lives, net																																129,438,000
Intangible assets with definite lives, net																													18,138,000		14,917,000
Weighted-Average Amortization Life (in years)									2.6	4.1			1.0	1.3	2.2	3.0												1		2
Pro forma financial information
Write-off of deferred revenue																					31,000,000
Amortization of intangible assets																				7,200,000	23,400,000
Revenue																				2,263,986,000	1,853,199,000
Net earnings attributable to IAC shareholders																				213,350,000	94,457,000
Basic earnings (loss) per share attributable to IAC shareholders (in dollars per share)																				$ 2.46	$ 0.89
Diluted earnings (loss) per share attributable to IAC shareholders (in dollars per share)																				$ 2.26	$ 0.89
Acquisition information
Purchase consideration paid in cash																																			50,000,000
Payment to former owners																																	30,000,000
Potential additional payment to the former owner																																	10,000,000		40,000,000
Fair value of contingent consideration arrangement																																		$ 10,000,000